Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 77
Costs and expenses:
Cost of revenues		18
Research and development (including related party amounts of $620 and $439 for the year ended December 31, 2023 and 2022, respectively)	15,668	16,746
General and administrative	14,078	7,659
Total expenses	29,746	24,423
Loss from operations	(29,746)	(24,346)
Other income (expense):
Interest expense (including related party amounts of $431 and $2,271 for the year ended December 31, 2023 and 2022, respectively)	(745)	(2,306)
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties (including related party amounts of $12 and $4 for the years ended December 31, 2023 and 2022, respectively)	(1,043)	(177)
Loss on issuance of forward purchase contract	(24,475)
Loss on amendment of forward purchase contract	(442)
Change in fair value of forward purchase derivative liability	(9,784)
Change in fair value of derivative warrant liabilities	(13,503)
Transaction costs expensed	(3,329)
Other income, net	120	82
Net loss before provision for income taxes	(82,947)	(26,747)
Provision for income taxes	(7)	(7)
Net loss and comprehensive loss	$ (82,954)	$ (26,754)
Weighted-average common shares outstanding, basic (in Shares)	15,426,908	6,356,348
Net loss per share, basic (in Dollars per share)	$ (5.38)	$ (4.21)